Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
In March 2020, the Company borrowed $11.4 million and $15.0 million under the variable rate revolving line of credit and variable rate growth capital advance components, respectively, of the credit facility, and $30.0 million under the subordinated credit facility.
In April 2020, the Company was approved for and received a $8.1 million loan from the Small Business Administration’s Paycheck Protection Program (“PPP”).
In August 2020, the Company repaid the outstanding balance of the revolving line of credit and the growth capital advance.
Upon closing of the Merger, the Company repaid in full the subordinated credit facility of $30.0 million and the PPP loan of $8.1 million. Additionally, in accordance with the subordinated credit facility, the Company made a final termination payment of $0.9 million and accelerated $0.4 million of unamortized debt issuance costs at the termination of the subordinated credit facility.
As of December 31, 2021, the Company had no debt outstanding and terminated its revolving line of credit.
Revolving Line of Credit
The Company renegotiated the credit facility during August 2020 to extend the maturity of the revolving line of credit to May 2022. Subject to the terms and conditions of the credit facility, the lender agreed to make revolving loans to the Company in an amount not to exceed $15.0 million during the term of the agreement. Interest accrues at the greater of (1) 4.50% and (2) the Prime Rate plus a margin of 0.50% per year (3.75% at December 31, 2021), unless certain milestones are achieved then interest accrues at the greater of (1) 4.00% and (2) the Prime Rate. Interest was payable monthly. The Company was required to pay an unused credit facility fee to the lender each quarter in an amount equal to 0.30% per year times the average unused portion of the revolving line. The Company borrowed and repaid $11.4 million on the revolving loan during the year ended December 31, 2020 and issued a $3.5 million letter of credit for the security deposit on its Seattle headquarters office space, which reduced the amount available under the revolving line of credit. At December 31, 2021, the Company had repaid in full all amounts owed under the facility, terminated all commitments and obligations under the revolving line of credit, was released from all security interests, mortgages, liens and encumbrances under the credit facility, and retained an unsecured $3.5 million letter of credit for the security deposit on its Seattle headquarters and Spokane office space.
Growth Capital Advance
The Company renegotiated the credit facility during August 2020 to amend the growth capital advance component, including extending the maturity to June 2024. Subject to the terms and conditions of the credit facility, the lender agreed to make advances to the Company in three tranches not to exceed $5.0 million under each tranche, up to the total amount of $15.0 million during the draw period, which was available until June 30, 2021. During 2020, the Company drew on the $15.0 million growth capital advance and repaid the outstanding balance. Our obligation under the credit facility was secured by substantially all of our assets. The credit facility contained customary conditions to borrowing, events of default and covenants restricting our activities, including limitations on our ability to sell assets, engage in mergers and acquisitions, enter into transactions involving related parties, incur indebtedness or grant liens or negative pledges on our assets, make loans or make other investments. The credit facility also contained minimum liquidity and minimum net revenue financial covenants that were applicable if our overall liquidity did not exceed $65.0 million at the end of a reporting period. We were in compliance with all of our covenants under the credit facility as of December 31, 2020. At December 31, 2021, no amounts were outstanding, the Company can no longer borrow under the growth capital advance component of the credit facility, and the Company terminated all commitments and obligations under the credit facility.
For the year ended December 31, 2020, the Company recognized a loss of $353,000 related to the early repayment of the growth capital advance, which is recorded in other income (expense), net in the consolidated statements of operations and included in amortization of debt issuance costs in the consolidated statements of cash flows.
Subordinated Credit Facility
The subordinated credit facility was a term loan advance. Subject to the terms and conditions of the subordinated credit facility, the lender agreed to make advances to the Company to the amount of $30.0 million during the draw period, which was available until June 30, 2020. After principal repayments, no term loan advance may be reborrowed. The term loan advance was interest only on a monthly basis. Outstanding principal and accrued interest were due at the maturity date. Interest accrued at the Prime Rate plus a margin of 4.25% per year. In connection with securing the term loan advance, the Company incurred $269,000 in costs related to originating the debt which were initially capitalized as debt issuance costs. Once the term loan advance of $30.0 million was drawn down in March 2020, the costs were recorded as a debt discount and amortized to interest expense over the term of the term loan advance. Upon closing of the Merger, the Company repaid the full $30.0 million term loan advance and accrued interest of $0.2 million and terminated all commitments and obligations under the subordinated credit facility. As of December 31, 2021, the Company no longer has the ability to make any future draws.
The Company had collateralized the credit facility and the subordinated credit facility with substantially all of its tangible and intangible assets. The credit facility included several affirmative and negative covenants, as well as financial covenants. Financial covenants included minimum liquidity and minimum net revenue amounts and were applicable if the Company’s overall liquidity, as renegotiated in March 2021, was less than or equal to $65.0 million at the end of a reporting period. If the Company defaulted under the terms of the credit facility, it would not be permitted to draw additional funds on the revolving line of credit and the lenders could accelerate the Company’s obligation to pay all outstanding amounts. The Company was in compliance with all of its financial covenants as of the date of its full repayment of the term loan advance upon the Closing of the Merger.
In conjunction with the credit facility and the subordinated credit facility, the Company issued warrants to the lenders to purchase the Company’s common stock. See Note 14—Stock Warrants for further information.
Small Business Administration’s Paycheck Protection Program
In April 2020, the Company entered into the Paycheck Protection Program (the “PPP”) Promissory Note and Agreement, pursuant to which it incurred $8.1 million aggregate principal amount of term borrowings (the “PPP Loan”). The PPP Loan was made under, and was subject to the terms and conditions of, the PPP which was established under the Coronavirus Aid, Relief, and Economic Security Act and was administered by the U.S. Small Business Administration. The term of the PPP Loan was two years with a maturity date of April 2022 and accrued interest at a rate of 1.00% per year. Interest was payable monthly. Payments of principal and interest on the PPP Loan were deferred until August 2021. The PPP Loan was eligible for forgiveness if the proceeds were used for qualified purposes within a specified period. Upon the Closing of the Merger, the Company repaid the PPP Loan of $8.1 million and accrued interest of $0.1 million, and terminated all commitments and obligations under the PPP Loan.